Intangible assets - Summary of goodwill by segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill	£ 8,216	£ 8,023
Risk
Goodwill
Goodwill	4,004	3,950
Scientific, technical & medical
Goodwill
Goodwill	1,948	1,923
Legal
Goodwill
Goodwill	1,640	1,524
Exhibitions
Goodwill
Goodwill	£ 624	£ 626